UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global

SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina – 0.5%
Arcos Dorados Holdings, Inc., Class A	248,800	$3,838,984

Australia – 1.3%
Bank of Queensland, Ltd.	321,400	2,517,079
Mirvac Group	3,760,584	5,561,620
Mount Gibson Iron Ltd.	1,699,500	1,312,223
Pancontinental Oil & Gas NL (a)	12,713,500	1,321,475

		10,712,397

Austria – 0.2%
Schoeller-Bleckmann Oilfield Equipment AG	15,900	1,652,135

Belgium – 0.4%
Ageas	139,400	3,348,974

Bermuda – 1.0%
Chow Sang Sang Holdings International, Ltd.	1,453,000	3,586,329
Hoegh Liquified Natural Gas Holdings Ltd. (a)	670,400	5,147,653

		8,733,982

Brazil – 0.5%
Santos Brasil Participacoes SA	307,100	4,393,094

Canada – 6.6%
Africa Oil Corp. (a)(b)	2,547,400	25,108,642
Cathedral Energy Services Ltd.	669,500	4,460,609
Diagnocure, Inc. (a)(c)	5,062,680	2,729,346
Dollarama, Inc.	57,600	3,676,533
Dollarama, Inc. (d)	39,700	2,534,000
Eldorado Gold Corp.	340,200	5,187,263
Lundin Mining Corp. (a)	917,400	4,684,516
Painted Pony Petroleum Ltd. (a)	373,125	4,102,819
Sunshine Oilsands Ltd. (a)(b)	3,210,817	1,337,487
Ultra Petroleum Corp. (a)(b)	98,200	2,158,436

		55,979,651

China – 1.4%
51job, Inc. – ADR (a)(b)	56,100	2,513,280
Shenzhen Expressway Co., Ltd.	5,541,300	1,997,911
Shimao Property Holdings Ltd. (b)	2,852,000	4,874,064
Sitoy Group Holdings Ltd. (a)	4,485,500	2,423,458

		11,808,713

Denmark – 2.9%
Alk-Abello A/S	27,200	1,750,580
Bavarian Nordic A/S (a)	189,386	1,619,158
Pandora A/S (b)	448,900	6,107,227
Topdanmark A/S (a)	37,300	7,288,918
Tryg A/S	94,500	6,128,250
Vestas Wind Systems A/S (a)(b)	271,100	1,923,208

		24,817,341

Finland – 0.4%
Ramirent Oyj	389,050	3,132,956

Common Stocks	Shares	Value
France – 2.5%
Eurofins Scientific SA	51,775	$7,344,125
GameLoft SA (a)(b)	796,383	5,299,591
Ingenico	65,600	3,372,190
Ipsen SA	74,700	1,820,991
Saft Groupe SA	125,900	2,912,722

		20,749,619

Germany – 3.0%
Celesio AG	250,100	4,465,524
GEA Group AG	80,950	2,454,304
Gerresheimer AG	82,200	4,299,032
NORMA Group	52,935	1,428,919
Rheinmetall AG	116,400	5,436,696
Symrise AG	131,400	4,454,625
Wincor Nixdorf AG (b)	75,300	2,950,575

		25,489,675

Greece – 0.2%
Alpha Bank AE (a)	727,700	1,549,904

Hong Kong – 1.2%
Clear Media Ltd.	2,765,000	1,479,840
Daphne International Holdings Ltd.	4,128,300	4,136,304
Ming Fai International Holdings Ltd.	8,408,100	712,063
Techtronic Industries Co.	2,011,900	3,660,883

		9,989,090

India – 1.6%
Container Corp. of India	119,500	2,162,551
Divi’s Laboratories, Ltd.	217,300	4,453,242
DLF, Ltd.	307,900	1,356,844
Motherson Sumi Systems Ltd.	801,400	3,397,098
Sintex Industries Ltd.	1,921,500	2,421,213

		13,790,948

Indonesia – 0.3%
Tower Bersama Infrastructure Tbk PT (a)	5,793,276	2,690,365

Ireland – 0.9%
Ryanair Holdings Plc - ADR (a)	223,196	7,198,071

Israel – 0.6%
SodaStream International Ltd. (a)	130,500	5,111,685

Italy – 0.3%
Salvatore Ferragamo Italia SpA	125,500	2,617,889

Japan – 5.8%
Aeon Credit Service Co. Ltd.	398,600	8,570,980
Asics Corp.	234,850	3,167,906
Credit Saison Co., Ltd.	257,400	6,218,736
Don Quijote Co., Ltd.	107,500	4,140,381
Hisaka Works Ltd.	226,000	1,560,096
Hitachi Capital Corp.	235,200	4,257,469
Itoham Foods, Inc.	956,100	4,186,190
JSR Corp.	145,700	2,384,422
NGK Insulators Ltd.	189,400	2,266,086

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Shionogi & Co. Ltd.	314,000	$4,785,026
Tokyu Land Corp.	527,000	2,816,276
Yakult Honsha Co., Ltd.	102,400	4,855,490

		49,209,058

Malaysia – 0.4%
AirAsia Bhd	3,056,200	3,013,322

Norway – 0.6%
Electromagnetic GeoServices (a)(b)	1,897,279	4,667,459

Portugal – 0.2%
Banco BPI SA - Registered Shares (a)(b)	1,595,800	1,554,963

Singapore – 1.9%
Avago Technologies Ltd.	184,200	6,422,133
Cityspring Infrastructure Trust	17,418,515	6,168,556
Noble Group Ltd.	2,969,000	3,186,706

		15,777,395

South Korea – 0.7%
Kangwon Land, Inc.	260,770	5,846,992

Spain – 1.3%
Grifols SA (a)(b)	160,667	5,310,578
Laboratorios Farmaceuticos Rovi SA	819,762	5,477,862

		10,788,440

Switzerland – 2.6%
Addex Pharmaceuticals Ltd. (a)(b)	83,700	1,010,096
Aryzta AG	156,077	7,491,751
Basilea Pharmaceutica (a)	63,200	3,187,358
Foster Wheeler AG (a)	156,900	3,759,324
Sulzer AG	41,950	6,123,449

		21,571,978

Taiwan – 0.5%
D-Link Corp.	6,752,000	4,116,495

Thailand – 0.3%
Mermaid Maritime PCL (a)	9,362,805	2,471,805

United Arab Emirates – 1.2%
Polarcus Ltd. (a)(b)	9,248,691	10,056,530

United Kingdom – 8.7%
Aberdeen Asset Management Plc	1,186,200	5,968,379
APR Energy Plc (b)	328,700	4,434,705
Babcock International Group Plc	425,100	6,373,819
Bahamas Petroleum Co. Plc (a)	16,058,734	1,201,620
BowLeven Plc (a)	2,308,300	2,882,833
easyJet Plc	507,816	4,772,707
Filtrona Plc	211,581	1,762,894
Halfords Group Plc	563,300	2,375,289
Inchcape Plc	640,900	3,731,433
Intermediate Capital Group Plc	1,110,000	5,359,166
Intertek Group Plc	152,000	6,738,894
Invensys Plc	1,252,400	4,747,838

Common Stocks	Shares	Value
United Kingdom (concluded)
London Stock Exchange Group Plc	185,000	$2,822,118
Manchester United Plc Class A (a)(b)	139,732	1,778,788
Michael Page International Plc	508,500	2,930,772
Ophir Energy Plc (a)	880,235	8,647,997
Rexam Plc	964,872	6,788,941

		73,318,193

United States – 48.2%
Acxiom Corp. (a)	291,094	5,318,287
Aegerion Pharmaceuticals, Inc. (a)(b)	137,300	2,034,786
Affymetrix, Inc. (a)	588,500	2,548,205
AGCO Corp. (a)	37,700	1,789,996
Albemarle Corp.	119,000	6,268,920
Allete, Inc.	126,800	5,292,632
Alpha Natural Resources, Inc. (a)	145,100	953,307
American Superconductor Corp. (a)	272,700	1,131,705
Arris Group, Inc. (a)	298,700	3,820,373
Aruba Networks, Inc. (a)	148,200	3,332,277
Atmel Corp. (a)(b)	337,400	1,774,724
BBCN Bancorp, Inc. (a)	605,400	7,634,094
Bill Barrett Corp. (a)	150,100	3,717,977
BioMarin Pharmaceutical, Inc. (a)	55,000	2,214,850
Brookdale Senior Living, Inc. (a)	114,900	2,667,978
Cadence Design Systems, Inc. (a)(b)	291,350	3,748,218
Celanese Corp., Series A	121,400	4,602,274
ComScore, Inc. (a)	128,900	1,965,725
Constant Contact, Inc. (a)(b)	332,700	5,788,980
Cousins Properties, Inc.	435,700	3,459,458
Covanta Holding Corp.	231,150	3,966,534
Cytec Industries, Inc.	101,800	6,669,936
DDR Corp. (b)	434,900	6,680,064
Deckers Outdoor Corp. (a)(b)	19,200	703,488
Discover Financial Services	114,500	4,549,085
Drew Industries, Inc. (a)	86,800	2,622,228
DSP Group, Inc. (a)	534,349	3,174,033
Duke Realty Corp.	220,500	3,241,350
DuPont Fabros Technology, Inc.	196,799	4,969,175
Electronic Arts, Inc. (a)	514,900	6,534,081
Express, Inc. (a)	302,100	4,477,122
F5 Networks, Inc. (a)	55,100	5,768,970
Foot Locker, Inc.	149,400	5,303,700
Forest City Enterprises, Inc., Class A (a)	170,133	2,696,608
The Fresh Market, Inc. (a)	8,100	485,838
Georgia Gulf Corp.	57,800	2,093,516
Guess?, Inc.	166,750	4,238,785
Hancock Holding Co.	104,872	3,245,788
Hanesbrands, Inc. (a)(b)	68,100	2,171,028
Hospira, Inc. (a)(b)	98,300	3,226,206
IAC/InterActiveCorp.	106,150	5,526,169
IDEX Corp.	161,750	6,756,298
Informatica Corp. (a)(b)	189,000	6,579,090

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
IPC The Hospitalist Co., Inc. (a)(b)	116,100	$5,305,770
j2 Global, Inc.	212,200	6,964,404
JDS Uniphase Corp. (a)	101,800	1,260,793
Kayak Software Corp. (a)	148,100	5,232,373
Kennametal, Inc.	78,700	2,918,196
The KEYW Holding Corp. (a)	376,500	4,706,250
Kindred Healthcare, Inc. (a)	301,900	3,435,622
Landstar System, Inc.	41,350	1,955,028
LKQ Corp. (a)	383,726	7,098,931
Manpower, Inc.	139,400	5,129,920
Mentor Graphics Corp. (a)	120,850	1,870,758
Mistras Group, Inc. (a)	113,000	2,621,600
Myriad Genetics, Inc. (a)	110,746	2,989,035
National Penn Bancshares, Inc.	410,800	3,742,388
Nordson Corp.	100,100	5,867,862
NorthWestern Corp.	109,900	3,981,677
Nuance Communications, Inc. (a)(b)	288,888	7,190,422
NuVasive, Inc. (a)	201,900	4,625,529
NV Energy, Inc.	232,800	4,192,728
Oasis Petroleum, Inc. (a)	180,900	5,331,123
Old National Bancorp	569,600	7,752,256
Omega Healthcare Investors, Inc. (b)	91,610	2,082,295
Omnicare, Inc.	129,300	4,392,321
Otter Tail Corp.	172,700	4,120,622
Packaging Corp. of America	103,500	3,757,050
PacWest Bancorp	129,562	3,027,864
Pinnacle Financial Partners, Inc. (a)	267,100	5,160,372
PMC-Sierra, Inc. (a)(b)	961,600	5,423,424
PNM Resources, Inc.	202,600	4,260,678
Polycom, Inc. (a)(b)	531,100	5,241,957
PVH Corp.	49,100	4,601,652
QLogic Corp. (a)(b)	202,800	2,315,976
Regis Corp.	236,200	4,341,356
ResMed, Inc.	111,300	4,504,311
Responsys, Inc. (a)	538,200	5,505,786
Rockwood Holdings, Inc.	44,900	2,092,340
SciQuest, Inc. (a)	154,844	2,818,161
Shutterfly, Inc. (a)	72,100	2,243,752
SM Energy Co.	59,700	3,230,367
Spirit AeroSystems Holdings, Inc., Class A (a)	310,200	6,889,542
Steel Dynamics, Inc.	277,200	3,112,956
support.com, Inc. (a)(b)	907,279	3,837,790
Teleflex, Inc.	84,200	5,796,328
Tenet Healthcare Corp. (a)	425,200	2,666,004
Terex Corp. (a)	179,750	4,058,755
Timken Co.	171,700	6,380,372
Trimble Navigation Ltd. (a)	41,600	1,982,656
United Therapeutics Corp. (a)(b)	77,100	4,308,348
Urban Outfitters, Inc. (a)	169,200	6,355,152
Vera Bradley, Inc. (a)(b)	187,700	4,476,645
VeriFone Systems, Inc. (a)	135,553	3,775,151

Common Stocks	Shares		Value
United States (concluded)
The Warnaco Group, Inc. (a)		93,650	$4,860,435
Webster Financial Corp.		161,700	3,832,290
Western Alliance Bancorp (a)		538,676	5,494,495
Whiting Petroleum Corp. (a)		45,300	2,146,314
Wolverine World Wide, Inc.		37,800	1,677,186
Wright Medical Group, Inc. (a)(b)		230,300	5,091,933

			405,779,159

Total Long-Term Investments (Cost – $692,148,375) – 98.2%			825,777,262

Short-Term Securities

Money Market Funds

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (e)(f)		15,621,694	15,621,694

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.29% (e)(f)(g)	USD	84,866	84,865,740

Total Money Market Funds – 11.9%			100,487,434

	Par (000)
Time Deposits
Australia – 0.0%
Brown Brothers Harriman & Co. 2.33%, 10/01/12	AUD	1	1,005

Hong Kong – 0.0%
JPMorgan Chase & Co., 0.01%, 10/03/12	HKD	653	84,267

Japan – 0.0%
Citibank NA, 0.01%, 10/01/12	JPY	2,100	26,913

Total Time Deposits – 0.0%			112,185

Total Short-Term Securities (Cost – $100,599,619) – 11.9%			100,599,619

Total Investments (Cost – $792,747,994*) – 110.1%			926,376,881
Liabilities in Excess of Other Assets – (10.1)%			(84,856,460)

Net Assets – 100.0%			$841,520,421

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$825,246,071

Gross unrealized appreciation	$184,121,918
Gross unrealized depreciation	(82,991,108)

Net unrealized appreciation	$101,130,810

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Shares Purchased	Shares Sold	Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain/Loss
Diagnocure, Inc.	5,062,680	–	–	5,062,680	$2,729,346	–	–

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	62,456,087	(46,834,393)	15,621,694	$15,216
BlackRock Liquidity Series, LLC Money Market Series	$66,142,660	$18,723,080	$84,865,740	$215,156
(f)	Represents the current yield as of report date.
(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
USD	US Dollar

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

—	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	70,216,000	USD	903,797	Deutsche Bank AG	10/01/12	$(4,053)
USD	394,790	CHF	371,000	Royal Bank of Scotland Group Plc	10/01/12	319
USD	334,381	EUR	260,000	Royal Bank of Scotland Group Plc	10/01/12	268
USD	63,950	INR	3,385,340	Brown Brothers Harriman & Co.	10/01/12	(233)
USD	1,781,410	AUD	1,717,000	Royal Bank of Scotland Group Plc	10/02/12	365
USD	65,916	EUR	51,000	Royal Bank of Scotland Group Plc	10/02/12	378
USD	27,053	JPY	2,100,000	Bank of New York Mellon Corp.	10/02/12	144
EUR	154,000	USD	198,047	Deutsche Bank AG	10/03/12	(150)
USD	66,678	HKD	517,000	Deutsche Bank AG	10/03/12	3

Total						$(2,959)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long -Term Investments:
Common Stocks:
Argentina	$3,838,984	–	–	$3,838,984
Australia	–	$10,712,397	–	10,712,397
Austria	–	1,652,135	–	1,652,135
Belgium	–	3,348,974	–	3,348,974
Bermuda	–	8,733,982	–	8,733,982
Brazil	4,393,094	–	–	4,393,094
Canada	55,979,651	–	–	55,979,651
China	2,513,280	9,295,433	–	11,808,713
Denmark	1,619,158	23,198,183	–	24,817,341
Finland	–	3,132,956	–	3,132,956
France	1,820,991	18,928,628	–	20,749,619
Germany	–	25,489,675	–	25,489,675
Greece	–	1,549,904	–	1,549,904
Hong Kong	1,479,840	8,509,250	–	9,989,090
India	–	13,790,948	–	13,790,948
Indonesia	–	2,690,365	–	2,690,365
Ireland	7,198,071	–	–	7,198,071
Israel	5,111,685	–	–	5,111,685
Italy	–	2,617,889	–	2,617,889
Japan	–	49,209,058	–	49,209,058
Malaysia	–	3,013,322	–	3,013,322
Norway	–	4,667,459	–	4,667,459
Portugal	–	1,554,963	–	1,554,963
Singapore	6,422,133	9,355,262	–	15,777,395
South Korea.	–	5,846,992	–	5,846,992
Spain	5,477,862	5,310,578	–	10,788,440
Switzerland	4,769,420	16,802,558	–	21,571,978
Taiwan	–	4,116,495	–	4,116,495
Thailand	–	2,471,805	–	2,471,805
United Arab Emirates	–	10,056,530	–	10,056,530
United Kingdom	6,213,493	67,104,700	–	73,318,193
United States	405,779,159	–	–	405,779,159
Short-Term Securities:
Money Market Funds	15,621,694	84,865,740	–	100,487,434
Time Deposits	–	112,185	–	112,185

Total	$528,238,515	$398,138,366	–	$926,376,881

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,477	–	$1,477
Liabilities:
Foreign currency exchange contracts	–	(4,436)	–	(4,436)

Total	–	$(2,959)	–	$(2,959)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,504,204	–	–	$1,504,204
Liabilities:
Collateral on securities loaned at value	–	$(84,865,740)	–	(84,865,740)

Total	$1,504,204	$(84,865,740)	–	$(83,361,536)

Certain securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 on the disclosure hierarchy. As of June 30, 2012, there were securities with a value of $14,076,130 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of September 30, 2012. Therefore, these securities were transferred from Level 2 to Level 1 during the period.

BLACKROCK GLOBAL SMALLCAP FUND, INC.	SEPTEMBER 30, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 26, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: November 26, 2012